UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-05012
CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:                   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2005

		Face
	Moody’s	Amount
	Ratings	(000)	Value
DOMESTIC SECURITIES (82.4%)

CORPORATE OBLIGATIONS (80.8%)

Aerospace (0.5%)
BE Aerospace, Inc.
Series B, Sr. Sub. Notes
8.00%, 3/1/08	Caa2	$300	$299,250
L-3 Communication Corp.
Sr. Sub. Notes
5.875%, 1/15/15	Ba3	650	627,250
Sequa Corp.
Sr. Notes
9.00%, 8/1/09	B1	250	268,750
Group Total			1,195,250

Airlines (0.4%)
American Airlines, Inc.
Series 01-2,
Pass thru Certs
7.80%, 10/1/06	B1	900	824,564
Continental Airlines, Inc.
Series 991C,
Pass thru Certs
6.954%, 8/2/09	B2	155	127,069
Group Total			951,633

Automobile Manufacturing/Vehicle Parts (3.0%)
(1) Accuride Corp.
Sr. Sub. Notes
8.50%, 2/1/15	Caa1	750	738,750
(2) Aetna Industries, Inc.
Sr. Notes
11.875%, 10/1/06	N/R	1	30
Autocam Corp.
Sr. Sub. Notes
10.875%, 6/15/14	Caa2	400	348,000
(3) Cambridge Industries, Inc.
Sr. Sub. Notes
10.25%, 7/15/07	Aa2	775	7,746

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Collins Aikman Products Co.
	Sr. Sub. Notes
	12.875%, 8/15/12	Caa2	$1,350	$614,250
(1)	Cooper-Standard Automotive, Inc.
	Notes
	8.375%, 12/15/14	B3	600	490,500
	Dura Operating Corp.
	Series D, Gtd.
	9.00%, 5/1/09	Caa1	800	636,000
(1)	Heafner Tire Group, Inc.
	Sr. Notes
	10.75%, 4/1/13	Caa2	800	788,000
	Holley Performance Products, Inc.
	Series B, Gtd.
	12.25%, 9/15/07	Caa3	365	293,825
(1)	J.B. Poindexter & Co., Inc.
	Sr. Notes
	8.75%, 3/15/14	B1	500	500,000
	Metaldyne Corp.
	Gtd.
	11.00%, 6/15/12	Caa1	800	652,000
	Motor Coach Industries International, Inc.
	Gtd.
	11.25%, 5/1/09	Ca	1,121	689,107
	Stanadyne Corp.
	Sr. Sub. Notes
	10.00%, 8/15/14	Caa1	400	414,000
(1)	Tenneco Automotive, Inc.
	Sr. Sub. Notes
	8.625%, 11/15/14	B3	350	342,125
	Group Total			6,514,333

Broadband (0.5%)
	Level 3 Communications, Inc.
	Sr. Notes
	9.125%, 5/1/08	Ca	750	628,125
(1)	Level 3 Financing, Inc.
	Sr. Notes
	10.75%, 10/15/11	Caa1	250	220,625

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Primus Telecommunications Group, Inc.
	Sr. Notes
	8.00%, 1/15/14	B3	$250	$181,250
	Group Total			1,030,000

Broadcast/Outdoor (0.6%)
	Emmis Operating, Co.
	Sr. Subordinated
	6.875%, 5/15/12	B2	250	246,250
	Interep National Radio Sales, Inc.
	Series B, Gtd.
	10.00%, 7/1/08	Ca	250	198,125
(4)	Paxson Communications Corp.
	Gtd.
	0.00%, 1/15/09	Caa1	500	467,500
	Sinclair Broadcast Group, Inc.
	Gtd.
	8.75%, 12/15/11	B2	450	474,750
	Group Total			1,386,625

Building Products (3.1%)
(4)	Associated Materials, Inc.
	Sr. Discount Notes
	0.00%, 3/1/14	Caa2	750	525,000
	Building Materials Corp. of America:
	Secured
	7.75%, 8/1/14	B2	300	301,500
	Series B, Sr. Notes
	7.75%, 7/15/05	B2	250	252,500
	Dayton Superior Corp.:
	Gtd.
	13.00%, 6/15/09	Caa2	720	651,600
	Secured
	10.75%, 9/15/08	B3	250	246,250
(1)	Goodman Global Holdings Co., Inc.
	Sr. Sub. Notes
	7.875%, 12/15/12	Caa1	750	690,000
	Interface, Inc.
	Sr. Sub. Notes
	9.50%, 2/1/14	Caa3	400	423,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1) (4)	NTK Holdings, Inc.
	Sr. Discount Notes
	0.00%, 3/1/14	Caa2	$1,000	$537,500
(4)	Norcraft Holdings/Capital
	Sr. Discount Notes
	0.00%, 9/1/12	Caa1	250	178,750
	Nortek, Inc.
	Sr. Sub. Notes
	8.50%, 9/1/14	Caa1	800	776,000
	Ply Gem Industries, Inc.
	Sr. Sub. Notes
	9.00%, 2/15/12	B3	900	855,000
(1)	RMCC Acquisition Co.
	Sr. Sub. Notes
	9.50%, 11/1/12	Caa1	500	492,500
	Texas Industries, Inc.
	Sr. Notes
	10.25%, 6/15/11	B1	250	284,375
	Werner Holdings Co., Inc.
	Series A, Gtd.
	10.00%, 11/15/07	B3	800	572,000
	Group Total			6,785,975

Cable (6.1%)
(2)	Adelphia Communications Corp.
	Series B, Sr. Notes
	8.375%, 2/1/08	N/R	800	680,000
(1)	Atlantic Broadband Finance LLC
	Sr. Sub. Notes
	9.375%, 1/15/14	Caa1	750	723,750
	CSC Holdings, Inc.:
	Series B, Debentures
	8.125%, 8/15/09	B1	150	159,000
	Series B, Sr. Notes
	7.625%, 4/1/11	B1	200	209,000
(1)	Cablevision Systems Corp.
	Sr. Notes
	8.00%, 4/15/12	B3	1,250	1,290,625
	Charter Communication Holdings LLC:
	Sr. Discount Notes
	9.92%, 4/1/11	Ca	1,200	927,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Sr. Notes
	8.625%, 4/1/09	Ca	$750	$583,125
	8.75%, 11/15/13	B3	500	502,500
	10.25%, 1/15/10	Ca	950	767,125
(2) (3)	DIVA Systems Corp.
	Series B, Sr. Discount Notes
	12.625%, 3/1/08	Caa1	3,014	7,536
(2)	Frontiervision Holdings LP
	Series B, Sr. Discount Notes
	11.875%, 9/15/07	Caa1	500	675,000
(4)	Insight Communications Co., Inc.
	Sr. Discount Notes
	0.00%, 2/15/11	Caa2	250	250,000
	Insight Midwest L.P./Insight Capital, Inc.:
	Sr. Notes
	9.75%, 10/1/09	B2	900	942,750
	10.50%, 11/1/10	B2	500	537,500
	Jones Intercable, Inc.
	Sr. Notes
	7.625%, 4/15/08	Baa3	450	482,657
	Mediacom LLC/Mediacom Capital Corp.:
	Series B, Sr. Notes
	8.50%, 4/15/08	B3	871	886,242
	Sr. Notes
	7.875%, 2/15/11	B3	850	824,500
	Northland Cable Television, Inc.
	Gtd.
	10.25%, 11/15/07	Caa3	750	748,125
(2)	Olympus Communications, L.P./Olympus Capital Corp.
	Series B, Sr. Notes
	10.625%, 11/15/06	N/R	892	1,186,360
	Renaissance Media Group LLC
	Gtd.
	10.00%, 4/15/08	B3	953	967,295
	Group Total			13,350,090

			Face
		Moody’s	Amount
		Ratings	(000)	Value
Capital Goods (1.0%)
	Blount, Inc.
	Sr. Sub. Notes
	8.875%, 8/1/12	Caa1	$250	$265,000
(1)	Case New Holland, Inc.
	Sr. Notes
	9.25%, 8/1/11	Ba3	350	374,500
	JII Holdings LLC
	Secured
	13.00%, 4/1/07	Caa2	760	714,776
	Motors & Gears, Inc.
	Series D, Sr. Notes
	10.75%, 11/15/06	Caa1	950	876,375
	Group Total			2,230,651

Chemicals (3.2%)
	Crompton Corp.
	Sr. Notes
	9.875%, 8/1/12	B1	350	402,500
(1) (4)	Crystal U.S. Holdings/U.S. Sub 3
	Sr. Discount Notes
	0.00%, 10/1/14	Caa2	545	384,225
	Equistar Chemicals L.P./Equistar Funding Corp.
	Sr. Notes
	10.625%, 5/1/11	B2	350	394,625
(1)	Huntsman LLC:
	Gtd.
	11.625%, 10/15/10	B1	325	381,875
	11.75%, 7/15/12	B2	264	310,200
	IMC Global, Inc.
	Sr. Notes
	10.875%, 8/1/13	Ba3	350	420,000
	ISP Chemco, Inc.
	Series B, Gtd.
	10.25%, 7/1/11	B1	250	271,875
(1) (4)	KI Holdings, Inc.
	Sr. Discount Notes
	0.00%, 11/15/14	Caa2	600	372,000
(1)	Kraton Polymers LLC/ Capital Corp.
	Sr. Sub. Notes
	8.125%, 1/15/14	Caa1	350	333,375

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Lyondell Chemical Co.:
	Gtd.
	10.50%, 6/1/13	B1	$850	$981,750
	Series B, Secured
	9.875%, 5/1/07	B1	294	302,820
	Millennium America, Inc.
	Gtd.
	9.25%, 6/15/08	B1	500	538,750
	Nalco Co.
	Sr. Sub. Notes
	8.875%, 11/15/13	Caa1	400	430,000
	Polyone Corp.
	Gtd.
	10.625%, 5/15/10	B3	400	446,000
	Radnor Holdings Corp.
	Sr. Notes
	11.00%, 3/15/10	Caa1	250	186,250
	Resolution Performance Products LLC
	Sr. Sub. Notes
	13.50%, 11/15/10	Caa2	500	542,500
	Terra Capital, Inc.
	Secured
	11.50%, 6/1/10	Caa1	357	412,335
	Group Total			7,111,080

Competitive Local Exchange Carrier (0.6%)
	Madison River Capital LLC/ Madison River Finance Corp.
	Sr. Notes
	13.25%, 3/1/10	B3	871	935,787
	Time Warner Telecom LLC
	Sr. Notes
	9.75%, 7/15/08	B3	400	392,000
	Group Total			1,327,787

Consumer Products/Tobacco (3.8%)
(1) (4)	AAC Group Holding Corp.
	Sr. Discount Notes
	0.00%, 10/1/12	Caa1	400	290,000
	ALH Finance LLC/ALH Finance Corp.
	Sr. Sub. Notes
	8.50%, 1/15/13	B3	650	637,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Ames True Temper, Inc.
(1) (5)	Notes
	6.64%, 1/15/12	B3	$400	$378,000
	Sr. Sub. Notes
	10.00%, 7/15/12	Caa1	600	513,000
	Amscan Holdings, Inc
	Sr. Sub. Notes
	8.75%, 5/1/14	B3	300	292,500
	DIMON, Inc.
	Sr. Notes
	7.75%, 6/1/13	B1	500	562,500
(1)	Del Laboratories, Inc.
	Sr. Sub. Notes
	8.00%, 2/1/12	B3	750	723,750
(2) (3)	Diamond Brands Operating Corp.
	Gtd.
	10.125%, 4/15/08	N/R	2,000	40,000
	General Binding Corp.
	Gtd.
	9.375%, 6/1/08	Caa1	700	707,000
(1)	Interactive Health LLC
	Sr. Notes
	7.25%, 4/1/11	B3	400	366,000
(4)	Johnsondiversey Holdings, Inc.
	Discount Notes
	0.00%, 5/15/13	B3	600	519,000
	Leiner Health Products, Inc.
	Sr. Sub. Notes
	11.00%, 6/1/12	B3	250	270,000
	PCA LLC/PCA Finance Corp.
	Sr. Notes
	11.875%, 8/1/09	Caa2	650	549,250
	Playtex Products, Inc.
	Gtd.
	9.375%, 6/1/11	Caa2	500	522,500
	Prestige Brands, Inc.
	Sr. Sub. Notes
	9.25%, 4/15/12	Caa1	299	316,940
	Rayovac Corp.
	Sr. Sub. Notes
	8.50%, 10/1/13	B3	250	258,750

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Remington Arms Co., Inc.
	Gtd.
	10.50%, 2/1/11	B3	$115	$113,850
(1)	Revlon Consumer Products Corp.
	Sr. Notes
	9.50%, 4/1/11	Caa2	500	493,750
	Samsonite Corp.
	Sr. Sub. Notes
	8.875%, 6/1/11	B3	250	263,125
	Sealy Mattress Co.
	Sr. Sub. Notes
	8.25%, 6/15/14	B2	400	419,000
	Group Total			8,235,915

Containers (2.1%)
	Berry Plastics Corp.
	Gtd.
	10.75%, 7/15/12	B3	600	679,500
(1)	Graham Packaging Co.
	Sub. Notes
	9.875%, 10/15/14	Caa2	350	351,750
	Graphic Packaging International Corp.
	Sr. Sub. Notes
	9.50%, 8/15/13	B3	250	266,250
	Intertape Polymer U.S., Inc.
	Sr. Sub. Notes
	8.50%, 8/1/14	B3	300	296,425
	Owens-Brockway Glass Container Corp.
	Gtd.
	8.25%, 5/15/13	B2	680	722,500
	Owens-Illinois, Inc.
	Sr. Notes
	8.10%, 5/15/07	B3	850	884,000
	Pliant Corp.
	Gtd.
	13.00%, 6/1/10	Caa2	850	722,500
	Solo Cup Co.
	Sr. Sub. Notes
	8.50%, 2/15/14	B3	500	502,500

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	U.S. Can Corp.
	Gtd.
	10.875%, 7/15/10	Caa2	$250	$263,750
	Group Total			4,689,175

Diversified Telecommunications (1.0%)
	Cincinnati Bell, Inc.
	Sr. Sub. Notes
	8.375%, 1/15/14	B3	800	792,000
	Qwest Corp.:
	Notes
	6.625%, 9/15/05	Ba3	500	505,000
(1)	Sr. Notes
	7.875%, 9/1/11	Ba3	250	258,750
(1)	Qwest Services Corp.
	Notes
	13.50%, 12/15/10	Caa1	500	581,250
	Group Total			2,137,000

Energy/Other (2.2%)
	Dynegy Holdings, Inc.:
(1)	Secured
	10.125%, 7/15/13	B3	250	273,750
	Sr. Notes
	6.875%, 4/1/11	Caa2	250	223,125
	8.75%, 2/15/12	Caa2	600	577,500
	El Paso CGP Co.:
	Notes
	6.375%, 2/1/09	Caa1	250	241,250
	7.75%, 6/15/10	Caa1	250	251,250
	El Paso Corp.
	Sr. Notes
	7.00%, 5/15/11	Caa1	500	482,500
	El Paso Natural Gas Co.
	Series A, Sr. Notes
	7.625%, 8/1/10	B1	250	263,403
	El Paso Production Holding Co.
	Gtd.
	7.75%, 6/1/13	B3	750	763,125
	Giant Industries, Inc.:
	Gtd.
	8.00%, 5/15/14	B3	200	201,000
	11.00%, 5/15/12	B3	186	212,970

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Gulfmark Offshore, Inc.
	Sr. Notes
	7.75%, 7/15/14	B2	$250	$258,750
(1)	Inergy LP/Inergy Finance Corp.
	Sr. Notes
	6.875%, 12/15/14	B1	250	241,250
	Reliant Energy, Inc.:
	Secured
	6.75%, 12/15/14	B1	250	234,375
	9.50%, 7/15/13	B1	500	546,250
	Group Total			4,770,498

Environmental Services (0.6%)
	Allied Waste North America, Inc.
	America, Inc.
	Series B, Sr. Notes
	7.375%, 4/15/14	Caa1	1,000	910,000
(1)	Waste Services, Inc.
	Sr. Sub. Notes
	9.50%, 4/15/14	Ca	400	406,000
	Group Total			1,316,000

Finance (0.6%)
	E*Trade Financial Corp.
	Sr. Notes
	8.00%, 6/15/11	B1	250	258,750
(1)	IAAI Finance Corp.
	Sr. Unsecured
	11.00%, 4/1/13	Caa1	750	749,003
(1)	Rainbow National Services LLC
	Sr. Notes
	8.75%, 9/1/12	B3	250	270,000
(3)	Westfed Holdings
	Sr. Debentures
	25.00%, 8/22/09	N/R	121	121,025
	Group Total			1,398,778

Food Processors/Beverage/Bottling (1.9%)
(1)	Bear Creek Corp.
	Sr. Notes
	9.00%, 3/1/09	B3	500	497,500
	Birds Eye Foods, Inc.
	Gtd.
	11.875%, 11/1/08	B3	100	104,250

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Eagle Family Foods, Inc.
	Series B, Gtd.
	8.75%, 1/15/08	Caa2	$471	$392,867
	Land O’Lakes, Inc.
	Sr. Notes
	8.75%, 11/15/11	B3	940	942,350
(1)	Le-Natures, Inc.
	Sr. Sub. Notes
	9.50%, 6/15/13	Caa1	250	273,750
	National Wine & Spirits, Inc.
	Gtd.
	10.125%, 1/15/09	B3	220	221,100
	Pinnacle Foods Holding Corp.
	Sr. Sub. Notes
	8.25%, 12/1/13	B3	750	645,000
	Swift & Co.:
	Gtd.
	10.125%, 10/1/09	B1	250	275,625
	Sr. Sub. Notes
	12.50%, 1/1/10	B2	300	339,750
	Wornick Co.
	Secured
	10.875%, 7/15/11	B2	400	420,000
	Group Total			4,112,192

Gaming (5.8%)
(1)	155 East Tropicana LLC/155 East
	Tropicana Finance Corp.
	Secured
	8.75%, 4/1/12	B3	750	744,375
	Ameristar Casinos, Inc.
	Gtd.
	10.75%, 2/15/09	B2	920	1,009,700
	Argosy Gaming Co.:
	Sr. Sub. Notes
	7.00%, 1/15/14	B1	250	271,562
	9.00%, 9/1/11	Ba3	250	274,687
	Aztar Corp.
	Sr. Sub. Notes
	7.875%, 6/15/14	Ba3	250	266,875
	Boyd Gaming Corp.
	Gtd.
	9.25%, 8/1/09	Ba3	600	638,250

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Chukchansi Economic Development Authority
	Sr. Notes
	14.50%, 6/15/09	N/R	$1,000	$1,235,000
	Circus & Eldorado/Silver Legacy Capital Corp.
	First Mortgage Notes
	10.125%, 3/1/12	B1	500	538,750
	Hard Rock Hotel, Inc.
	Notes
	8.875%, 6/1/13	B3	1,800	1,948,500
	Herbst Gaming, Inc.
	Sr. Sub. Notes
	8.125%, 6/1/12	B3	300	313,500
	Inn of the Mountain Gods Resort and Casino
	Sr. Notes
	12.00%, 11/15/10	B3	400	472,000
	Isle of Capri Casinos, Inc.
	Sr. Sub. Notes
	7.00%, 3/1/14	B2	400	398,000
	MGM Mirage, Inc.:
	Gtd.
	9.75%, 6/1/07	Ba2	100	108,000
	Sr. Notes
	6.75%, 9/1/12	Ba2	250	253,125
	Majestic Star Casino LLC
	Gtd.
	9.50%, 10/15/10	B2	750	788,437
	Mohegan Tribal Gaming Authority
	Sr. Sub. Notes
	7.125%, 8/15/14	Ba3	350	352,625
	OED Corp./Diamond JO LLC
	Gtd.
	8.75%, 4/15/12	B2	500	473,750
	Park Place Entertainment Corp.:
	Sr. Sub. Notes
	7.875%, 12/15/05	Ba2	120	122,850
	9.375%, 2/15/07	Ba2	500	533,125
	River Rock Entertainment Authority
	Sr. Notes
	9.75%, 11/1/11	B2	400	440,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Riviera Holdings Corp.
	Gtd.
	11.00%, 6/15/10	B2	$700	$777,000
	Station Casinos, Inc.
	Sr. Sub. Notes
	6.875%, 3/1/16	B1	500	503,125
(1)	Waterford Gaming LLC
	Sr. Notes
	8.625%, 9/15/12	B1	219	231,045
(2)	Windsor Woodmont Black Hawk Resort Corp.
	Series B, First Mortgage
	Notes
	13.00%, 3/15/05	N/R	267	20,510
	Group Total			12,714,791

Healthcare Facilities/Supplies (2.6%)
	Ardent Health Services LLC
	Sr. Sub. Notes
	10.00%, 8/15/13	B3	250	297,500
	Beverly Enterprises, Inc.
	Sr. Sub. Notes
	7.875%, 6/15/14	B2	250	277,500
(1) (4)	CDRV Investors, Inc.
	Sr. Discount Notes
	0.00%, 1/1/15	Caa2	800	486,000
	Concentra Operating Corp.
	Gtd.
	9.50%, 8/15/10	B3	250	268,750
(1)	DaVita, Inc.
	Sr. Subordinated
	7.25%, 3/15/15	B3	200	197,000
	Fisher Scientific International, Inc.
	Sr. Sub. Notes
	8.125%, 5/1/12	Ba3	260	283,400
(4)	MQ Associates, Inc.
	Sr. Discount Notes
	0.00%, 8/15/12	Caa2	1,000	575,000
	Medquest, Inc.
	Series B, Gtd.
	11.875%, 8/15/12	Caa1	600	591,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	National Mentor, Inc.
	Sr. Sub. Notes
	9.625%, 12/1/12	B3	$400	$419,000
	Tenet Healthcare Corp.:
	Sr. Notes
(1)	9.25%, 2/1/15	B3	500	501,250
	9.875%, 7/1/14	B3	250	261,250
	Triad Hospitals, Inc.
	Sr. Sub. Notes
	7.00%, 11/15/13	B3	1,000	987,500
	Universal Hospital Services, Inc.
	Sr. Notes
	10.125%, 11/1/11	B3	250	257,500
	Vanguard Health Holding II
	Sr. Sub. Notes
	9.00%, 10/1/14	Caa1	350	370,125
	Group Total			5,772,775

Home Builders (0.8%)
	Tech Olympic USA, Inc.
	Gtd.
	9.00%, 7/1/10	Ba3	500	520,000
	Toll Corp.
	Sr. Sub. Notes
	8.25%, 12/1/11	Ba2	250	269,375
	WCI Communities, Inc.
	Gtd.
	10.625%, 2/15/11	Ba3	650	707,687
	William Lyon Homes, Inc.
	Sr. Notes
	7.50%, 2/15/14	B2	250	230,000
	Group Total			1,727,062

Industrial (2.1%)
(1)	Altra Industrial Motion
	Secured
	9.00%, 12/1/11	B3	400	398,000
(1)	Amsted Industries, Inc.
	Sr. Notes
	10.25%, 10/15/11	B3	250	273,750
	Amtrol, Inc.
	Sr. Sub. Notes
	10.625%, 12/31/06	Caa3	600	540,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Coleman Cable, Inc.
	Sr. Notes
	9.875%, 10/1/12	B3	$900	$922,500
	Hawk Corp.
	Sr. Notes
	8.75%, 11/1/14	B2	650	669,500
	Polypore, Inc.
	Sr. Sub. Notes
	8.75%, 5/15/12	Caa1	400	376,000
	Poster Financial Group, Inc.
	Secured
	8.75%, 12/1/11	B2	500	522,500
	True Temper Sports, Inc.
	Gtd.
	8.375%, 9/15/11	Caa1	450	420,750
	Wolverine Tube, Inc.
	Gtd.
	10.50%, 4/1/09	B3	550	583,000
	Group Total			4,706,000

Leisure (3.0%)
	AMC Entertainment, Inc.:
	Sr. Sub. Notes
	8.00%, 3/1/14	B3	400	384,000
	9.875%, 2/1/12	B3	650	689,000
	Affinity Group, Inc.:
(1)	Sr. Notes
	10.875%, 2/15/12	Caa1	700	682,500
	Sr. Sub. Notes
	9.00%, 2/15/12	B3	250	263,750
	Bally Total Fitness Holding Corp.
	Sr. Notes
	10.50%, 7/15/11	B3	350	346,500
	Bluegreen Corp.
	Series B, Gtd.
	10.50%, 4/1/08	B3	1,000	1,015,000
	Booth Creek Ski Holdings, Inc.
	Series B, Gtd.
	12.50%, 3/15/07	Caa1	1,147	1,144,133
(4)	Cinemark, Inc.
	Sr. Discount Notes
	0.00%, 3/15/14	Caa1	400	286,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Cinemark USA, Inc.
	Sr. Sub. Notes
	9.00%, 2/1/13	B3	$250	$272,500
	Six Flags, Inc.:
	Sr. Notes
	9.625%, 6/1/14	Caa1	700	649,250
	9.75%, 4/15/13	Caa1	400	375,000
(1)	Worldspan LP/WS Financing Corp.
	Sr. Notes
	9.024%, 2/15/11	B3	500	487,500
	Group Total			6,595,133

Lodging (0.8%)
	CapStar Hotel Co.
	Sr. Sub. Notes
	8.75%, 8/15/07	Caa1	250	253,750
	Felcor Lodging LP
	Gtd.
	9.00%, 6/1/11	B1	425	459,000
	HMH Properties, Inc.
	Series B, Gtd.
	7.875%, 8/1/08	Ba3	126	129,150
	Host Marriot LP
	Series I, Gtd.
	9.50%, 1/15/07	Ba3	600	636,000
	John Q. Hammons Hotel LP
	Series B, First Mortgage Notes
	8.875%, 5/15/12	B2	300	323,250
	Group Total			1,801,150

Metals & Mining (2.9%)
	AK Steel Corp.:
	Gtd.
	7.75%, 6/15/12	B1	300	290,250
	7.875%, 2/15/09	B1	250	246,250
(1)	Alpha Natural Resources LLC
	Gtd.
	10.00%, 6/1/12	B3	500	562,500
	Amer Rock Salt Co. LLC
	Sr. Secured Notes
	9.50%, 3/15/14	B3	500	517,500

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Earle M. Jorgensen Co.
	Secured
	9.75%, 6/1/12	B2	$500	$542,500
(1)	Edgen Acquisition Corp.
	Secured
	9.875%, 2/1/11	B3	750	755,625
(1)	Imco Recycling Escrow
	Sr. Notes
	9.00%, 11/15/14	B3	900	949,500
	International Steel Group, Inc.
	Sr. Notes
	6.50%, 4/15/14	Ba3	1,000	1,025,000
	Ispat Inland ULC
	Secured
	9.75%, 4/1/14	Ba1	259	304,325
	Metallurg, Inc.
	Series B, Gtd.
	11.00%, 12/1/07	Ca	571	527,713
(2)	WCI Steel, Inc.
	Series B, Sr. Notes
	10.00%, 12/1/04	N/R	250	206,875
	Wise Metals Group LLC
	Secured
	10.25%, 5/15/12	B2	500	507,500
	Group Total			6,435,538

Oil Equipment (0.2%)
	Parker Drilling Co.
	Series B, Gtd.
	10.125%, 11/15/09	B2	316	332,590

Paper & Forest Products (2.9%)
	Appleton Papers, Inc.
	Series B, Sr. Sub. Notes
	9.75%, 6/15/14	B3	350	367,500
	Blue Ridge Paper Product, Inc.
	Secured
	9.50%, 12/15/08	B2	800	804,000
	Caraustar Industries, Inc.
	Gtd.
	9.875%, 4/1/11	Caa1	434	457,870

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Cellu Tissue Holdings, Inc.
	Secured
	9.75%, 3/15/10	B2	$850	$879,750
	Georgia-Pacific Corp.
	Gtd.
	9.375%, 2/1/13	Ba2	1,000	1,122,500
	Newark Group, Inc.
	Sr. Sub. Notes
	9.75%, 3/15/14	Caa1	2,000	2,040,000
	Smurfit-Stone Container Enterprises, Inc.
	Sr. Notes
	8.375%, 7/1/12	B2	600	622,500
	Group Total			6,294,120

Publishing (1.6%)
	CBD Media Holdings LLC/CBD Holdings Finance, Inc.
	Sr. Notes
	9.25%, 7/15/12	Caa2	500	512,500
	Dex Media East LLC
	Gtd.
	12.125%, 11/15/12	B2	200	238,000
	Dex Media, Inc.:
(4)	Discount Notes
	0.00%, 11/15/13	B3	500	382,500
	Notes
	8.00%, 11/15/13	B3	250	260,000
	Haights Cross Operating Co. :
	Gtd.
	11.75%, 8/15/11	Caa1	350	394,625
(1)	Sr. Notes
	11.75%, 8/15/11	Caa1	100	112,750
	Houghton Mifflin Co.:
(4)	Sr. Discount Notes
	0.00%, 10/15/13	Caa2	250	175,000
	Sr. Notes
	8.25%, 2/1/11	B3	300	307,500
	PRIMEDIA, Inc.
	Sr. Notes
	8.00%, 5/15/13	B3	350	358,750
(2) (3)	Premier Graphics, Inc.
	Gtd.
	11.50%, 12/1/05	N/R	2,000	0

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Sheridan Acquisition Corp.
	Secured
	10.25%, 8/15/11	B1	$300	$320,250
(1)	WDAC Subsidiary Corp.
	Sr. Notes
	8.375%, 12/1/14	Caa1	500	467,500
	Group Total			3,529,375

Restaurants (1.9%)
	Buffets, Inc.
	Sr. Sub. Notes
	11.25%, 7/15/10	B3	500	530,000
(1)	Carrols Corp.
	Sr. Sub. Notes
	9.00%, 1/15/13	B3	150	155,250
(1)	Denny’s Corp./ Denny’s Holdings, Inc.
	Sr. Notes
	10.00%, 10/1/12	Caa1	500	527,500
	El Pollo Loco, Inc.
	Secured
	9.25%, 12/15/09	B2	250	256,250
	Friendly Ice Cream Corp.
	Sr. Notes
	8.375%, 6/15/12	B2	500	477,500
(1)	Landry’s Restaurants, Inc.
	Sr. Notes
	7.50%, 12/15/14	B2	350	341,250
	O’ Charley’s, Inc.
	Sr. Sub. Notes
	9.00%, 11/1/13	Ba3	400	436,000
(3)	Romacorp, Inc.
	Sr. Notes
	10.50%, 12/31/08	N/R	1,202	787,572
	Sbarro, Inc.
	Gtd.
	11.00%, 9/15/09	Caa2	125	121,250
(1)	Uno Restaurant Corp.
	Sr. Notes
	10.00%, 2/15/11	B3	500	502,500
	Group Total			4,135,072

Retail- Food & Drug (1.4%)
(1)	AmeriQual Group LLC
	Secured
	9.00%, 4/1/12	B1	250	253,750

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Duane Reade, Inc.
	Sr. Sub. Notes
	9.75%, 8/1/11	Caa1	$500	$442,500
(1)	General Nutrition Centers, Inc.
	Sr. Notes
	8.625%, 1/15/11	B3	500	472,500
	Great Atlantic & Pacific Tea Company, Inc.
	Sr. Notes
	9.125%, 12/15/11	Caa1	400	395,000
(1)	Gregg Appliances, Inc.
	Sr. Notes
	9.00%, 2/1/13	B2	700	668,500
(1)	Rite Aid Corp.
	Notes
	6.125%, 12/15/08	Caa1	300	280,500
	Secured
	7.50%, 1/15/15	B2	250	241,250
	Roundy’s, Inc.
	Series B, Gtd.
	8.875%, 6/15/12	B2	200	215,000
	Stater Brothers Holdings, Inc.
	Sr. Notes
	8.125%, 6/15/12	B1	150	145,500
	Group Total			3,114,500

Retail Stores (1.8%)
	Asbury Automotive Group, Inc.
	Gtd.
	9.00%, 6/15/12	B3	400	410,000
	CSK Auto, Inc.
	Gtd.
	7.00%, 1/15/14	B2	500	474,375
	Finlay Fine Jewelry Corp.
	Sr. Notes
	8.375%, 6/1/12	B2	500	475,000
(2) (3)	Flooring America, Inc.
	Series B, Gtd.
	9.25%, 10/15/07	Caa1	703	0
	Michaels Stores, Inc.
	Sr. Notes
	9.25%, 7/1/09	Ba1	400	424,500

		Face
	Moody’s	Amount
	Ratings	(000)	Value
NBTY, Inc.
Series B, Sr. Sub. Notes
8.625%, 9/15/07	B1	$400	$410,000
Nebraska Book Co., Inc.
Sr. Sub. Notes
8.625%, 3/15/12	Caa1	500	486,250
Perry Ellis International, Inc.
Series B, Sr. Sub. Notes
8.875%, 9/15/13	B3	250	258,750
(1) Southern States Cooperative, Inc.
Sr. Notes
10.50%, 11/1/10	B3	750	781,875
United Auto Group, Inc.
Gtd.
9.625%, 3/15/12	B3	250	265,000
Group Total			3,985,750

Satellite (0.2%)
Echostar DBS Corp.
Sr. Notes
9.125%, 1/15/09	Ba3	195	209,138
PanAmSat Corp.
Gtd.
9.00%, 8/15/14	B1	300	318,000
Group Total			527,138

Secondary Oil & Gas Producers (1.9%)
Belden & Blake Corp.
Secured
8.75%, 7/15/12	B3	250	249,375
Chesapeake Energy Corp.:
Sr. Notes
6.875%, 1/15/16	Ba3	602	611,030
7.00%, 8/15/14	Ba3	250	258,750
Forest Oil Corp.
Sr. Notes
8.00%, 6/15/08	Ba3	900	960,750
Plains E&P Co.
Series B, Sr. Sub. Notes
8.75%, 7/1/12	Ba3	300	328,500
Pogo Producing Co.
Series B, Sr. Sub. Notes
8.25%, 4/15/11	Ba3	550	588,500

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Range Resources Corp.
	Sr. Sub. Notes
	6.375%, 3/15/15	B3	$200	$193,000
	Vintage Petroleum, Inc.
	Sr. Sub. Notes
	7.875%, 5/15/11	B1	700	745,500
	Whiting Petroleum Corp.
	Sr. Sub. Notes
	7.25%, 5/1/12	B2	300	304,500
	Group Total			4,239,905

Services (6.3%)
	Advanstar Communications, Inc.
	Secured
	10.75%, 8/15/10	B3	400	447,000
	Allied Security Escrow Corp.
	Sr. Sub. Notes
	11.375%, 7/15/11	Caa1	400	412,000
	American Color Graphics, Inc.
	Notes
	10.00%, 6/15/10	Caa3	800	524,000
	Brand Services, Inc.
	Gtd.
	12.00%, 10/15/12	B3	600	669,000
	Buhrmann U.S., Inc
	Sr. Sub. Notes
	8.25%, 7/1/14	B2	250	258,750
(1)	Di Finance/Dyncorp International
	Sr. Sub. Notes
	9.50%, 2/15/13	Caa1	750	732,188
	Diamond Triumph Auto Glass, Inc.
	Gtd.
	9.25%, 4/1/08	Caa1	500	415,000
	Great Lakes Dredge & Dock Co.
	Sr. Sub. Notes
	7.75%, 12/15/13	Caa3	850	709,750
(1)	HydroChem Industrial Services, Inc.
	Sr. Sub. Notes
	9.25%, 2/15/13	Caa1	800	788,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1)	Intergrated Alarm Services Group, Inc.
	Secured
	12.00%, 11/15/11	B3	$400	$400,000
	Integrated Electrical Services, Inc.
	Series C, Gtd.
	9.375%, 2/1/09	Caa1	625	603,125
	Iron Mountain, Inc.:
	Gtd.
	7.75%, 1/15/15	Caa1	250	248,125
	8.625%, 4/1/13	Caa1	450	456,750
(1)	Knowledge Learning Corp., Inc.
	Gtd.
	7.75%, 2/1/15	B3	500	485,000
	La Petite Academy, Inc.
	Series B, Gtd.
	10.00%, 5/15/08	Ca	1,300	1,274,000
	Language Line, Inc.
	Sr. Sub. Notes
	11.125%, 6/15/12	Caa1	250	261,875
	Morton’s Restaurant Group, Inc.
	Secured
	7.50%, 7/1/10	B2	300	291,000
	Muzak LLC/Muzak Finance Corp.:
	Gtd.
	9.875%, 3/15/09	Ca	650	295,750
	Sr. Notes
	10.00%, 2/15/09	Caa2	300	247,500
	National Beef Packing Co. LLC/NB Finance Corp.
	Sr. Notes
	10.50%, 8/1/11	B3	400	410,000
	Quintiles Transnational Corp.
	Sr. Sub. Notes
	10.00%, 10/1/13	B3	250	282,500
	Rent-Way, Inc.
	Secured
	11.875%, 6/15/10	B3	500	556,250

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Salton, Inc.
	Gtd.
	12.25%, 4/15/08	Ca	$750	$450,000
	United Rentals North America, Inc.:
	Sr. Sub. Notes
	7.00%, 2/15/14	B2	1,000	920,000
	7.75%, 11/15/13	B2	800	780,000
(1) (4)	WMG Holdings Corp.
	Sr. Discount Notes
	0.00%, 12/15/14	Caa2	1,250	868,750
	Group Total			13,786,313

Technology (2.9%)
	AMI Semiconductor, Inc.
	Gtd.
	10.75%, 2/1/13	B2	136	163,540
(1) (5)	Activant Solutions, Inc.
	Sr. Notes
	9.09%, 4/1/10	B2	500	512,500
(1)	Advanced Micro Devices, Inc.
	Sr. Notes
	7.75%, 11/1/12	B3	500	493,750
	Amkor Technology, Inc.:
	Sr. Notes
	7.75%, 5/15/13	B3	500	422,500
	9.25%, 2/15/08	B3	350	336,000
(2) (6)	Ampex Corp.
	Secured
	12.00%, 8/15/08	N/R	443	443,481
	Itron, Inc.
	Sr. Sub. Notes
	7.75%, 5/15/12	B2	250	250,000
	Lucent Technologies, Inc.:
	Notes
	5.50%, 11/15/08	B2	550	540,375
	7.25%, 7/15/06	B2	340	349,350
(1)	Magnachip Semiconductor
	Sr. Sub. Notes
	8.00%, 12/15/14	B2	400	411,000
	Sanmina-SCI Corp.
	Gtd.
	10.375%, 1/15/10	Ba2	800	900,000

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Unisys Corp.
	Sr. Notes
	7.875%, 4/1/08	Ba1	$250	$252,500
	Viasystems, Inc.
	Sr. Sub. Notes
	10.50%, 1/15/11	Caa2	600	597,000
	Xerox Corp.
	Sr. Notes
	7.625%, 6/15/13	Ba2	650	682,500
	Group Total			6,354,496

Textile/Apparel/Shoe Manufacturing (1.8%)
	BGF Industries, Inc.
	Series B, Sr. Sub. Notes
	10.25%, 1/15/09	Ca	250	250,000
	Levi Strauss & Co.:
	Sr. Notes
(1) (5)	7.73%, 4/1/12	Caa3	500	493,750
(1)	9.75%, 1/15/15	Caa3	1,600	1,580,000
	12.25%, 12/15/12	Caa3	735	804,825
	Phillips Van-Heusen Corp.
	Sr. Notes
	7.25%, 2/15/11	B2	400	408,000
	Propex Fabrics, Inc.
	Gtd.
	10.00%, 12/1/12	Caa1	500	497,500
	Group Total			4,034,075

Towers (0.8%)
	American Tower Corp.
	Sr. Notes
	7.125%, 10/15/12	B3	600	597,000
	Crown Castle International Corp.
	Sr. Notes
	7.50%, 12/1/13	B3	400	441,000
(4)	SBA Telecommunications, Inc./ SBA Telecommunications Corp.
	Sr. Discount Notes
	0.00%, 12/15/11	B3	750	650,625
	Group Total			1,688,625

			Face
		Moody’s	Amount
		Ratings	(000)	Value
Transportation (0.3%)
(1) (4)	H-Lines Finance Holding Corp.
	Sr. Discount Notes
	0.00%, 4/1/13	Caa2	$300	$235,500
(1)	Horizon Lines LLC
	Notes
	9.00%, 11/1/12	B3	300	321,000
	Group Total			556,500

Utilities (3.5%)
	AES Corp.:
	Sr. Notes
	7.75%, 3/1/14	B1	400	415,000
	9.50%, 6/1/09	B1	37	40,104
	Allegheny Energy Supply Co., LLC
	Notes
	7.80%, 3/15/11	B2	400	417,000
	Aquila, Inc.
	Sr. Notes
	7.625%, 11/15/09	B2	400	412,000
	CMS Energy Corp.:
	Sr. Notes
	7.50%, 1/15/09	B1	700	724,500
	7.75%, 8/1/10	B1	250	261,875
	Calpine Corp.:
(1)	Secured
	8.50%, 7/15/10	N/R	950	750,500
	Sr. Notes
	7.75%, 4/15/09	Caa1	800	556,000
	Calpine Generating Co.
	Secured
	9.14%, 4/1/10	B2	800	784,000
	Edison Mission Energy:
	Sr. Notes
	7.73%, 6/15/09	B1	500	523,750
	10.00%, 8/15/08	B1	500	558,125
	Midwest Generation LLC
	Secured
	8.75%, 5/1/34	B1	400	448,000
(2)	Mirant Americas Generation LLC
	Sr. Notes
	7.625%, 5/1/06	N/R	500	567,500

			Face
		Moody’s	Amount
		Ratings	(000)	Value
(1) (2)	Mirant Corp.
	Sr. Notes
	7.40%, 7/15/04	N/R	$300	$235,500
(1)	NRG Energy, Inc.
	Secured
	8.00%, 12/15/13	B1	313	332,563
	Sierra Pacific Resources
	Sr. Notes
	8.625%, 3/15/14	B2	300	321,000
	TNP Enterprises, Inc.
	Series B, Sr. Sub. Notes
	10.25%, 4/1/10	B2	350	370,125
	Group Total			7,717,542

Wireless (4.1%)
	Airgate PCS, Inc.:
	Secured
(1)	9.375%, 9/1/09	Caa1	50	53,250
	9.375%, 9/1/09	Caa1	350	372,750
	Alamosa PCS Holdings, Inc.
	Gtd.
	12.875%, 2/15/10	N/R	800	870,000
	American Cellular Corp.
	Series B, Sr. Notes
	10.00%, 8/1/11	Caa1	700	647,500
	Centennial Cellular Operating Co./Centennial Communication Corp.
	Gtd.
	10.125%, 6/15/13	Caa1	400	444,000
	Dobson Communications Corp.
	Sr. Notes
	8.875%, 10/1/13	Ca	600	474,000
(1)	Horizon PCS, Inc.
	Sr. Notes
	11.375%, 7/15/12	B3	350	399,000
	IPCS, Inc.
	Sr. Notes
	11.50%, 5/1/12	B3	250	282,500
(1) (4)	IWO Escrow Co.
	Sr. Discount Notes
	0.00%, 1/15/15	Caa2	250	161,250

			Face
		Moody’s	Amount
		Ratings	(000)	Value
	Nextel Communications, Inc.
	Sr. Notes
	7.375%, 8/1/15	Ba3	$250	$265,313
	Nextel Partners, Inc.
	Sr. Notes
	8.125%, 7/1/11	B3	750	800,625
	Rural Cellular Corp.
	Sr. Sub. Notes
	9.75%, 1/15/10	Caa2	2,100	1,932,000
	Triton PCS, Inc.
	Gtd.
	8.50%, 6/1/13	Caa1	750	693,750
	U.S. Unwired, Inc.
	Series B, Secured
	10.00%, 6/15/12	Caa1	400	445,000
	Ubiquitel Operating Co.:
	Sr. Notes
	9.875%, 3/1/11	Caa1	150	166,125
(1)	9.875%, 3/1/11	Caa1	350	387,625
	Western Wireless Corp.
	Sr. Notes
	9.25%, 7/15/13	Caa1	500	572,500
	Group Total			8,967,188

TOTAL CORPORATE OBLIGATIONS
(Cost $181,225,673)				177,558,620

			Shares/
			Units
COMMON STOCKS (1.3%)

Broadcast/Outdoor (0.1%)
(7)	Equinix, Inc.		5,567	235,707

Cable (0.0%)
(3) (7)	Digitalglobe, Inc.		69,987	69,987

Capital Goods (0.0%)
(3) (7)	Motels of America, Inc.		750	75

Containers (0.0%)
(3) (7)	Continental AFA Dispensing Co.		20,689	37,240

		Shares/
		Units	Value
Finance (0.0%)
(3) (7) (8)	Westfed Holdings, Inc.
	Class B (acquired 9/20/88, cost $510)	16,893	$169

Food Processors/Beverage/Bottling (0.4%)
(7)	Crunch Equity Holdings LLC	703	913,722
(3) (7)	Specialty Foods Corp.	52,500	0
	Group Total		913,722

Industrial (0.1%)
(3) (7)	Doskocil Manufacturing Co.	36,000	126,000

Retail- Food & Drug (0.0%)
(3) (7)	Archibald Candy Corp.	2,030	0

Retail Stores (0.1%)
(3) (7)	Safelite Glass Corp.
	Class B	18,064	90,320
(3) (7)	Safelite Realty Corp.	1,219	12,190
	Group Total		102,510

Services (0.1%)
(1) (7)	Cenveo, Inc.	31,958	180,243

Textile/Apparel/Shoe Manufacturing (0.2%)
(7)	Safety Components International, Inc.	26,759	455,572

Wireless (0.3%)
(7)	Dobson Communications Corp.
	Class A	57,927	117,013
(7)	IWO Holdings, Inc.	17,187	532,797
	Group Total		649,810

TOTAL COMMON STOCKS
(Cost $2,959,560)			2,771,035

PREFERRED STOCKS (0.2%)

Cable (0.0%)
(7)	Adelphia Communications Corp.
	13% Cum. Exchangeable Series B	7,500	24,375

		Shares/
		Units	Value
Finance (0.0%)
(3) (7) (8)	Westfed Holdings, Inc.
	Class A (acquired 9/20/88-6/18/93, cost $4,815,472)	57,005	$14,251

Restaurants (0.0%)
(3) (7) (9)	AmeriKing, Inc.
	13% Cum. Exchangeable	40,375	0

Wireless (0.2%)
(7)	Dobson Communications Corp.
	6% Conv. Preferred	900	69,660
(7) (9)	Rural Cellular Corp.
	11.375% Sr. Exchangeable	426	380,205
	Group Total		449,865

TOTAL PREFERRED STOCKS
(Cost $6,611,899)			488,491

WARRANTS (0.1%)

(7)	AGY Holding Corp., Strike $0.01,
	expiring 7/31/05	117	293
(7)	Colt Telecom Group Plc, Strike $75.625,
	expiring 12/31/06	400	6,120
(1) (7)	Dayton Superior Corp., Strike $0.01,
	expiring 6/15/09	1,250	169
(1) (3) (7)	Decrane Aircraft Holdings, Strike $35.65,
	expiring 9/30/08	800	8
(1) (7)	Huntsman Equity Holdings Corp., Strike $0.01,
	expiring 5/15/11	250	131,188
(7)	Loral Space & Communications, Strike $23.70,
	expiring 12/27/06	6,290	94
(7)	Mikohn Gaming Corp., Strike $7.70,
	expiring 8/15/08	3,000	180
(7)	NTL, Inc., Strike $262.93,
	expiring 1/13/11	4	7
(3) (7)	Pegasus Communications Corp., Strike $75.00,
	expiring 1/1/07	250	0
(1) (3) (7)	Pliant Corp., Strike $0.01,
	expiring 6/1/10	747	93
(3) (7)	Safelite Glass Corp.:
	Strike Price, $0.01, Class A expiring 9/29/06	44,271	443
	Strike Price, $0.01, Class B expiring 9/29/07	29,514	295

				Shares/
				Units	Value
(3) (7)	Star Choice Communications, Inc., Strike $0.01,
	expiring 12/5/05			16,212	$60,300
(7)	Windsor Woodmont Black Hawk, Strike $0.01,
	expiring 3/15/10			100	0

	TOTAL WARRANTS
	(Cost $137,906)				199,190

	TOTAL DOMESTIC SECURITIES
	(Cost $190,935,038)				181,017,336

				Face
		Moody’s		Amount
		Ratings		(000)
	FOREIGN SECURITIES (14.7%)

	CORPORATE OBLIGATIONS (8.7%)

	Automobile Manufacturing /Vehicle Parts (0.1%)
	Bombardier Recreational Products, Inc.
	Sr. Sub. Notes (Canada)
	8.375%, 12/15/13	B3	USD	$250	266,250

	Broadband (0.5%)
	Call Net Enterprises, Inc.
	Yankee Gtd. (Canada)
	10.625%, 12/31/08	Caa3	USD	400	422,000
(1)	Global Crossing Finance plc
	Gtd. (United Kingdom)
	10.75%, 12/15/14	Caa1	USD	750	695,625
	Group Total				1,117,625

	Broadcast/Outdoor (0.1%)
	Corus Entertainment, Inc.
	Global Sr. Sub. Notes
	Sr. Sub. Notes (Canada)
	8.75%, 3/1/12	B1	USD	150	161,625

	Building Products (0.5%)
	MAAX Corp.
	Sr. Sub. Notes (Canada)
	9.75%, 6/15/12	B3	USD	750	768,750

				Face
		Moody’s		Amount
		Ratings		(000)	Value
(1) (4)	MAAX Holdings, Inc.
	Sr. Discount Notes (Canada)
	0.00%, 12/15/12	Caa1	USD	$500	$287,500
	Group Total				1,056,250

Cable (0.7%)
(2) (3)	Australis Holdings Pty. Ltd.
	Yankee Sr. Secured Discount Notes
	Discount Notes (Australia)
	15.00%, 11/1/02	N/R	USD	4,600	92,000
(1)	Kabel Deutschland GmbH
	Sr. Notes (Germany)
	10.625%, 7/1/14	B2	USD	400	444,000
(1) (4)	Telenet Group Holding NV
	Discount Notes (Belgium)
	0.00%, 6/15/14	Caa2	USD	600	456,750
	Videotron LTEE
	Sr. Notes (Canada)
	6.875%, 1/15/14	Ba3	USD	600	606,000
	Group Total				1,598,750

Chemicals (0.6%)
	Acetex Corp.
	Global Sr. Notes (Canada)
	10.875%, 8/1/09	B2	USD	400	428,000
(1)	BCP Caylux Holdings
	Sr. Sub. Notes (Luxembourg)
	9.625%, 6/15/14	B3	USD	260	297,700
	Rhodia SA
	Sr. Notes (France)
	10.25%, 6/1/10	B3	USD	600	657,000
	Group Total				1,382,700

Containers (0.6%)
	Crown Cork & Seal Finance
	Finance plc
	Yankee Gtd. (United Kingdom)
	7.00%, 12/15/06	B3	USD	300	308,250
	Crown Euro Holdings SA
	Secured (France)
	9.50%, 3/1/11	B1	USD	795	876,488
	Group Total				1,184,738

				Face
		Moody’s		Amount
		Ratings		(000)	Value
Industrial (0.1%)
(2) (3)	International Utility Structures, Inc.:
	Sub. Notes (Canada)
	13.00%, 2/1/08	N/R	USD	$924	$4,620
	Yankee Sr. Sub. Notes (Canada)
	10.75%, 2/1/08	N/R	USD	800	168,000
	Group Total				172,620

Leisure (0.4%)
	Intrawest Corp.
	Sr. Notes (Canada)
	7.50%, 10/15/13	B1	USD	250	251,875
(1)	NCL Corp.
	Sr. Notes (Bermuda)
	10.625%, 7/15/14	B2	USD	500	519,375
	Group Total				771,250

Metals & Mining (0.1%)
	Gerdau Ameristeel Corp.
	Sr. Notes (Canada)
	10.375%, 7/15/11	Ba3	USD	250	280,000

Paper/Forest Products (2.1%)
	Abitibi-Consolidated, Inc.
	Notes (Canada)
	7.75%, 6/15/11	Ba3	USD	250	246,250
(1)	Ainsworth Lumber Co., Ltd.
	Sr. Notes (Canada)
	7.25%, 10/1/12	B2	USD	250	246,250
(1)	Fraser Papers, Inc.
	Sr. Notes (Canada)
	8.75%, 3/15/15	B3	USD	750	708,750
	JSG Funding plc:
	Global Sr. Notes (Ireland)
	9.625%, 10/1/12	B3	USD	500	540,000
(1)	Sr. Subordinated (Ireland)
	7.75%, 4/1/15	Caa1	USD	1,750	1,636,250
	Norkse Skog Canada Ltd.
	Sr. Notes (Canada)
	7.375%, 3/1/14	Ba3	USD	250	243,750
	Paramount Resourses Ltd.
	Sr. Notes (Canada)
	8.50%, 1/31/13	B3	USD	325	327,438

			Face
	Moody’s		Amount
	Ratings		(000)	Value
Tembec Industries, Inc.:
Global Notes, Gtd. (Canada)
7.75%, 3/15/12	B2	USD	$250	$228,750
Yankee Gtd. (Canada)
8.625%, 6/30/09	B2	USD	400	388,000
Group Total				4,565,438

Ratail-Food & Drug (0.3%)
Jean Coutu Group (PJC), Inc.
Sr. Sub. Notes (Canada)
8.50%, 8/1/14	B3	USD	700	683,375

Satellite (0.4%)
(1) Intelsat Bermuda Ltd.:
Sr. Notes (Bermuda)
7.805%, 1/15/12	B2	USD	300	306,000
8.25%, 1/15/13	B2	USD	600	609,000
Group Total				915,000

Secondary Oil & Gas Producers (0.6%)
(1) Petroliam Nasional
Berhad (Petronas)
Bonds (Malaysia)
7.75%, 8/15/15	A2	USD	1,000	1,183,125

Technology (0.5%)
Celestica, Inc.
Sr. Sub. Notes (Canada)
7.875%, 7/1/11	B2	USD	300	305,250
Flextronics International Ltd.
Sr. Sub. Notes (Singapore)
6.25%, 11/15/14	Ba2	USD	650	620,750
Danka Business Systems plc
Sr. Notes (United Kingdom)
11.00%, 6/15/10	B3	USD	250	241,250
Group Total				1,167,250

Transportation (0.8%)
Sea Containers Ltd.
Series B, Yankee Sr. Notes (Bermuda)
10.75%, 10/15/06	B3	USD	700	720,125

			Face
	Moody’s		Amount
	Ratings		(000)	Value
Ship Finance International Ltd.
Sr. Notes (Bermuda)
8.50%, 12/15/13	B1	USD	$750	$746,250
Stena AB
Sr. Notes (Sweden)
7.00%, 12/1/16	Ba3	USD	250	232,500
(1) Titan Petrochemicals Group Ltd.
Gtd. (Bermuda)
8.50%, 3/18/12	B1	USD	150	141,000
Group Total				1,839,875

Utilities (0.1%)
Calpine Canada Energy Finance LLC
Gtd. (Canada)
8.50%, 5/1/08	Caa1	USD	317	226,655

Wireless (0.2%)
(1) Millicom International Cellular S.A.
Sr. Notes (Luxembourg)
10.00%, 12/1/13	B3	USD	500	512,500

TOTAL FOREIGN CORPORATE OBLIGATIONS
(Cost $22,520,238)				19,085,026

GOVERNMENT OBLIGATIONS (6.0%)

Argentina (0.2%)
(5) Bocon PRO 1
Bonds
.012%, 4/1/07	Ca	ARP	152	3,456
(7) Republic of Argentina
Series 2031,
Unsubordinated
12.00%, 6/19/31	Ca	USD	1,060	328,600
Group Total				332,056

Brazil (1.8%)
Federal Republic of Brazil:
(5) Series 30YR, Collateralized
2.0625%, 4/15/24	B1	USD	1,680	1,520,536

			Face
	Moody’s		Amount
	Ratings		(000)	Value
Unsubordinated
11.00%, 8/17/40	B1	USD	$2,260	$2,518,205
Group Total				4,038,741

Colombia (0.4%)
Republic of Colombia
Global Bonds
11.75%, 2/25/20	Ba2	USD	715	854,425

Panama (0.3%)
Republic of Panama:
Bonds
9.375%, 1/16/23	Ba1	USD	375	421,875
Notes
7.25%, 3/15/15	Ba1	USD	300	299,250
Group Total				721,125

Philippines (0.6%)
Republic of Philippines
Bonds
8.375%, 2/15/11	B1	USD	1,315	1,347,875

Russia (1.4%)
Ministry Finance of Russia
Series V, Debentures
3.00%, 5/14/08	Ba2	USD	3,255	3,000,459

Turkey (0.2%)
Republic of Turkey
Notes
11.50%, 1/23/12	B1	USD	405	494,606

Ukraine (0.3%)
Ukraine Government
Bonds
7.65%, 6/11/13	B1	USD	700	752,500

Uruguay (0.1%)
Republic of Uruguay
Bonds
7.25%, 2/15/11	B3	USD	200	191,000

			Face
	Moody’s		Amount
	Ratings		(000)	Value
Venezuela (0.7%)
Republic of Venezuela:
Bonds
9.25%, 9/15/27	B2	USD	$950	$945,250
Sr. Unsub. Notes
11.00%, 3/5/08	B2	EUR	360	531,707
Group Total				1,476,957

TOTAL GOVERNMENT OBLIGATIONS
(Cost $12,797,554)				13,209,744

TOTAL FOREIGN SECURITIES
(Cost $35,317,792)				32,294,770

TIME DEPOSIT (1.5%)
(10) Wells Fargo (Grand Cayman), overnight deposit,
2.07%, 4/1/05
(Cost $3,197,000)			3,197	3,197,000

TOTAL INVESTMENTS (98.6%)
(Cost $229,449,830)				216,509,106

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)				3,132,765

NET ASSETS (100%)
Applicable to 49,895,588 issued and outstanding $.001 par value shares (authorized 100,000,000 shares)				$219,641,871

N/R-	Not Rated
ARP-	Argentine Peso
EUR-	Euro Dollar
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified instituitional buyers. At March 31, 2005, these securities amounted to $47,718,208 or 21.73% of net assets.

(2)	Defaulted security.
(3)	Not readily marketable security; securities are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(4)	Step Bond - The interest stated is as of March 31, 2005 and will reset at a future date.
(5)	Floating Rate - The interest rate changes on these instruments are based upon a designated base rate. The rates shown are those in effect at March 31, 2005.
(6)	Payment-in-kind bonds. Market value includes accrued dividend.
(7)	Non-income producing security.
(8)

Restricted as to private and public resale. Total cost of restricted securities at March 31, 2005 aggregated $4,815,982. Total market value of restricted securities owned at March 31, 2005 was $14,420 or 0.01% of net assets.

(9)	Payment-in-kind preferred stocks. Market value includes accrued dividend.
(10)	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater then 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

Restricted Securities - Certain investments of the are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value	Distributions Received
Westfed Holdings, Inc.	16,893	9/20/88	$510	$169	$0.01	0.00%	$0
Westfed Holdings, Inc.	57,005	9/20/88-6/18/93	4,815,472	14,251	0.25	0.00%	0

Federal Income Tax Cost - At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $229,449,830, 10,063,555, (23,004,279), and $(12,940,724), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Executive Officer
Date:	May 26, 2005